Financial instruments, Changes in liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Property	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($) Property
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	£ 64,534,000	£ 65,433,000
Cash flows	32,826,000	(4,036,000)
Foreign exchange movement	(1,306,000)	(554,000)
Net finance (income)/costs	(579,000)	8,907,000
Leases	(8,591,000)	(5,216,000)
Other	(22,997,000)
Liabilities from financing activities	63,887,000	64,534,000
Proceeds from agreement	£ 36,654,000	0
Number of leasehold properties terminated | Property	2		2
Lease liabilities	£ 27,233,000	40,250,000
Addition of new leases	453,000	897,000
IFRS 16 [Member]
Changes in liabilities arising from financing activities [abstract]
Lease remeasurements	1,093,000	6,113,000
Addition of new leases	422,000	897,000
Leasehold Properties [Member]
Changes in liabilities arising from financing activities [abstract]
Lease liabilities	10,414,000	0
Oxford Debt Agreement [Member]
Changes in liabilities arising from financing activities [abstract]
Proceeds from agreement | $			$ 50
Interest Bearing Loans and Borrowings [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	19,157,000	18,878,000
Cash flows	37,252,000	0
Foreign exchange movement	(1,306,000)	(563,000)
Net finance (income)/costs	708,000	842,000
Leases	0	0
Other	(19,157,000)
Liabilities from financing activities	36,654,000	19,157,000
Derivative Liability [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	5,127,000	0
Cash flows	0	0
Foreign exchange movement	0	0
Net finance (income)/costs	(1,287,000)	5,127,000
Leases	0	0
Other	(3,840,000)
Liabilities from financing activities	0	5,127,000
Lease Liabilities [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	40,250,000	46,555,000
Cash flows	(4,426,000)	(4,036,000)
Foreign exchange movement	0	9,000
Net finance (income)/costs	0	2,938,000
Leases	(8,591,000)	(5,216,000)
Other	0
Liabilities from financing activities	£ 27,233,000	£ 40,250,000